ESTIMATION OF FAIR VALUE - Textual (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 COP ($)	Dec. 31, 2022 COP ($)	Dec. 31, 2023	Dec. 31, 2023 $ / T	Dec. 31, 2023 $ / T
Disclosure of fair value measurement of assets [line items]
Price of natural rubber				0.44	1,690
Price of African palm per ton				0.31	1,165.9
Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets [line items]
Sensitivity analysis of investments	$ 81,925	$ 55,027
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Sensitivity analysis of investments	2,567,099	$ 1,602,297
Weighted average cost of capital, measurement input [member]
Disclosure of fair value measurement of assets [line items]
Significant unobservable input, assets		0.0890	0.0866
Service concession arrangements [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	$ 3,830,916	$ 3,507,231
Bottom of range [member] | Service concession arrangements [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Growth rate used to extrapolate cash flow projections		1.00%	1.00%
Top of range [member] | Service concession arrangements [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of assets [line items]
Growth rate used to extrapolate cash flow projections		3.00%	3.00%